General and Administrative Expenses - Schedule of General and Administrative Expense (Details)	12 Months Ended
	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2023 HKD ($)
Schedule of General and Administrative Expense [Abstract]
Staff costs	$ 3,387,808	$ 435,060	$ 3,322,707
IT expenses	3,890	500	29,065
Professional and consultancy fee	3,334,221	428,178	3,786,262
Rent and rates	936,161	120,221	869,720
Depreciation	8,701	1,117	6,421
Office expenses	81,429	10,457	245,772
Provision for doubtful accounts	1,200,187	154,127	4,872,854	$ 2,154,945
Insurance	443,076	56,899	450,719
Share base compensation expense	18,706,734	2,402,303
Others	2,095,881	269,151	291,636
Total Administrative expense	$ 30,198,088	$ 3,878,013	$ 13,875,156	$ 8,623,437